Other assets and liabilities	6 Months Ended
Sep. 30, 2018
Other assets and liabilities

6. Other assets and liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2018 and September 30, 2018:

	March 31, 2018	September 30, 2018
	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions (1)	1,578,952	1,356,005
Other	368,030	364,631
Collateral pledged:
Collateral pledged for derivative transactions	981,390	868,572
Margins provided for futures contracts	142,156	171,927
Other	965,137	906,646
Prepaid pension cost	874,191	859,484
Security deposits	126,001	125,739
Loans held for sale	86,153	15,758
Other	609,624	557,763

Total	5,731,634	5,226,525

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions (1)	1,410,785	1,986,580
Other	455,789	556,064
Guaranteed trust principal (2)	761,685	780,619
Collateral accepted:
Collateral accepted for derivative transactions	598,524	700,758
Margins accepted for futures contracts	325,038	333,238
Unearned income (3)	130,916	132,364
Other	1,022,858	905,459

Total	4,705,595	5,395,082

Notes:
(1)

Receivables from brokers, dealers and customers for securities transactions included ¥372,395 million and ¥372,799 million of such receivables of consolidated VIEs at March 31, 2018 and September 30, 2018, respectively. Payables to brokers, dealers and customers for securities transactions included ¥422,060 million and ¥446,935 million of such payables of consolidated VIEs at March 31, 2018 and September 30, 2018, respectively.

(2)

Guaranteed trust principal is the liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.

(3)	Unearned income is primarily comprised of loan fees received from consumer loan customers when loans are made. This income is being deferred and recognized in earnings over the life of the loan.